UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21508

              Equipointe Funds

(Exact name of registrant as specified in charter)

              8700 East Northsight Blvd, Scottsdale, AZ             85260

(Address of principal executive offices)               (Zip code)

              Emile Molineaux

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2616

Date of fiscal year end:  10/31

Date of reporting period: 7/31/05

Item 1.  Schedule of Investments.

Equipointe Growth and Income Fund
Schedule of Investments
July 31, 2005
(Unaudited)
Number of
Shares				Value

		COMMON STOCK	98.80%

		AEROSPACE/DEFENSE	0.79%
2,500		Lockheed Martin Corp.		$ 156,000

		AGRICULTURE	1.36%
4,000		Altria Group, Inc.		267,840

		BIOMEDICAL	6.36%
5,000		Chiron Corp.*		181,150
3,000		Gilead Sciences, Inc.*		134,430
11,000		Imclone Systems, Inc.*†		381,700
6,000		MedImmune, Inc.*		170,460
7,400		Sepracor, Inc.*†		387,390
				1,255,130
		BUILDING PRODUCTS	2.84%
3,000		American Standard Cos., Inc.		132,840
2,000		Lennar Corp. Cl. A†		134,540
6,000		USG Corp.*†		293,400
				560,780
		COMMERCIAL SERVICES	1.69%
2,500		Apollo Group, Inc.*		187,875
4,000		Equifax, Inc.		145,600
				333,475
		COMPUTER SOFTWARE	4.63%
1		Activision, Inc.*		13
5,700		Autodesk, Inc.*		194,883
5,000		Infosys Technologies Ltd. ADR†		355,900
4,000		Intuit, Inc.*†		192,000
7,000		Take-Two Interactive Software, Inc.*		172,270
				915,066
		COMPUTERS	8.06%
6,400		Affiliated Computer Services, Inc.*†		319,808
5,450		AU Optronics Corp. ADR†		86,437
2,000		CACI International, Inc.*		131,580
8,000		Cognizant Technology Solutions Corp.†		392,640
3,000		Lexmark International, Inc.*		188,100
4,000		MICROS Systems, Inc.*		171,800
9,700		Qlogic Corp.*†		301,185
				1,591,550
		CONSULTING SERVICES	0.29%
2,800		Navigant Consulting, Inc.*		56,000

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
July 31, 2005
(Unaudited)
Number of
Shares				Value

		DIVERSIFIED OPERATIONS 3.49%	1.17%
5,200		Walter Industries, Inc.†		$ 231,452

		EDUCATIONAL & TRAINING SERVICES	0.59%
3,000		Career Education Corp.*†		116,370

		ELECTRICAL EQUIPMENT	0.91%
1,000		American Power Conversion Corp.†		28,110
2,300		Emerson Electric Co.		151,340
				179,450
		FINANCIAL SERVICES	1.47%
3,000		Allied Capital Corp.		85,320
2,000		The Bear Stearns Cos., Inc.		204,220
				289,540
		HEALTHCARE SERVICES	5.37%
2,400		CIGNA Corp.†		256,200
3,000		Coventry Health Care, Inc.*†		212,190
1,700		Express Scripts, Inc.*		88,910
2,278		Laboratory Corporation of America Holdings*		115,426
4,500		Quest Diagnostics, Inc.		231,030
3,000		UnitedHealth Group, Inc.†		156,900
				1,060,656
		HEALTHCARE SUPPLIES	8.38%
6,000		Boston Scientific Corp.*		173,700
7,300		Cyberonics, Inc.*†		281,926
4,500		Gen-Probe, Inc.*†		198,405
4,500		Kindred Healthcare, Inc.*		165,330
7,000		LCA Vision, Inc.†		320,600
3,500		Mentor Corp.†		174,125
3,000		Sanofi-Aventis ADR		129,900
5,000		Thoratec Corp.*		82,600
3,000		Ventana Medical Systems, Inc.*		128,880
				1,655,466
		INSURANCE	1.25%
3,900		Marsh & McLennan Companies, Inc.		112,983
2,000		Prudential Financial, Inc.		133,800
				246,783
		INTERNET	6.78%
10,000		Digital Insight Corp.*		245,000
5,000		F5 Networks, Inc.*†		210,900
4,000		Netease.com ADR*		235,320
3,000		Overstock.com, Inc.*†		129,870
5,000		Priceline.com, Inc.*†		124,200
5,600		Shanda Interactive Entertainment Ltd.*		183,175

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
July 31, 2005
(Unaudited)
Number of
Shares				Value

8,000		VeriSign, Inc.*		$ 210,480
				1,338,945
		LEISURE	4.62%
6,000		Boyd Gaming Corp.†		314,640
6,300		Penn National Gaming, Inc.*†		225,225
2,000		Station Casinos, Inc.†		146,900
4,000		Wynn Resorts Ltd.*†		225,200
				911,965
		MEDIA	1.64%
12,100		Martha Stewart Living Omnimedia, Inc. Cl. A*†		323,070

		METAL PROCESSING	0.87%
6,000		Commercial Metals Co.†		172,440

		MINING	4.01%
3,000		Arch Coal, Inc.†		170,760
3,500		Massey Energy Co.†		151,375
4,000		Newmont Mining Corp.†		150,200
3,000		Phelps Dodge Corp.†		319,350
				791,685
		NETWORKING PRODUCTS	0.61%
5,000		Juniper Networks, Inc.*†		119,950

		OIL/GAS	9.73%
3,000		Apache Corp.†		205,200
2,000		BP Prudhoe Bay Royalty Trust		148,600
1,000		EOG Resources, Inc.†		61,100
4,000		Exxon Mobil Corp.†		235,000
10,400		Frontier Oil Corp.†		291,408
4,000		Nicor, Inc.		163,280
3,700		Petroleo Brasileiro SA ADR†		194,509
4,500		Royal Dutch Petroleum Co.		276,030
4,100		San Juan Basin Royalty Trust		186,386
1,500		Valero Energy Corp.†		124,170
1,000		XTO Energy, Inc.		35,090
				1,920,773
		PHARMACEUTICALS	2.94%
5,000		Cephalon, Inc.*		209,500
9,000		OSI Pharmaceuticals, Inc.*†		371,700
				581,200
		REAL ESTATE	1.24%
3,000		The St. Joe Co.		244,170

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
July 31, 2005
(Unaudited)
Number of
Shares				Value

		REAL ESTATE INVESTMENT TRUSTS	5.94%
3,100		Bedford Property Investors		$ 70,835
3,000		Developers Diversified Realty Corp.		146,010
2,500		Duke Realty Corp.		84,900
5,000		Glimcher Realty Trust		144,250
7,100		New Century Financial Corp.†		371,898
10,000		New Plan Excel Realty Trust		273,800
2,000		Novastar Financial, Inc.		81,060
				1,172,753
		RETAIL	3.26%
5,000		Bebe Stores, Inc.†		142,300
4,000		Michaels Stores, Inc.		164,000
4,000		Panera Bread Co. Cl. A*†		233,000
2,000		Starbucks Corp.*†		105,100
				644,400
		SCIENTIFIC & TECHNICAL INSTRUMENTS	1.28%
6,500		Trimble Navigation Ltd.*†		253,240

		SEMICONDUCTORS	2.64%
4,000		Emulex Corp.*		75,960
8,000		NVIDIA Corp.*		216,480
8,087		Xilinx, Inc.†		229,266
				521,706
		STAFFING SERVICES	0.43%
3,700		Labor Ready, Inc.*		87,727

		STEEL	1.80%
3,500		Nucor Corp.†		194,075
5,000		Steel Dynamics, Inc.†		160,800
				354,875
		TELECOMMUNICATIONS	3.46%
6,000		Comverse Technology, Inc.*		151,740
5,000		Research In Motion Ltd.*†		353,300
8,000		Telewest Global, Inc.*		178,720
				683,760
		TRANSPORTATION	2.39%
1,500		FedEx Corp.		126,135
12,100		JetBlue Airways Corp.*†		254,100
6,000		Top Tankers, Inc.		92,041
				472,276

		TOTAL COMMON STOCK (Cost $18,953,531)		19,510,493

Equipointe Growth and Income Fund
Schedule of Investments (Continued)
July 31, 2005
(Unaudited)
Number of
Contracts				Value

		CALL OPTIONS PURCHASED	0.04%
100		Juniper Networks, Inc.
		Expiration September 2005, Exercise Price $25.00		$ 5,500
59		Sepracor, Inc.
		Expiration September 2005, Exercise Price $60.00		3,245

		TOTAL CALL OPTIONS PURCHASED (Cost $11,250)		8,745
Principal
Value		SHORT-TERM INVESTMENTS	0.22%
42,480		UMB Bank, Money Market Fiduciary
		Demand Deposit		42,480

	TOTAL SHORT-TERM INVESTMENTS (Cost $42,480)			42,480

		TOTAL INVESTMENTS (Cost $19,007,261)	99.06%	19,561,718

		Other Assets less Liabilities	0.94%	186,156

		TOTAL NET ASSETS	100.00%	$ 19,747,874

Number of				Unrealized
Contracts		FUTURES CONTRACTS PURCHASED		Gain
60		E-Mini NASDAQ 100 Contracts maturing
		September 2005 (Underlying Face Amount at
		Value $1,848,000)		$ 85,520
30		E-Mini S&P 500 Contracts maturing
		September 2005 (Underlying Face Amount at
		Value $1,794,000)		60,985
		TOTAL FUTURES CONTRACTS PURCHASED		$ 146,505

	*	Non-income producing security
	†	All or a portion of this security has been segregrated to cover call options
		written.
	ADR	American Depository Receipt

Equipointe Growth and Income Fund
Schedule of Call Options Written
July 31, 2005
(Unaudited)

Number of
Contracts		Value

54	Affiliated Computer Services, Inc., $50, October 2005	$ 13,770
10	American Power Conversion Corp., $25, December 2005	4,200
30	Apache Corp., $60, October 2005	30,000
30	Arch Coal, Inc., $50, October 2005	26,100
50	AU Optronics Corp. ADR, $16, October 2005	5,250
39	Bebe Stores, Inc., $30, September 2005	5,460
20	Boyd Gaming Corp., $55, September 2005	3,100
30	Career Education Corp., $40, October 2005	9,600
24	CIGNA Corp., $105, October 2005	16,320
40	Cognizant Technology Solutions Corp., $45, October 2005	24,400
40	Cognizant Technology Solutions Corp., $50, October 2005	11,800
60	Commercial Metals Co., $25, September 2005	25,800
30	Coventry Health Care, Inc., $75, October 2005	6,900
73	Cyberonics, Inc., $40, October 2005	25,550
10	EOG Resources, Inc., $55, October 2005	8,200
40	Exxon Mobil Corp., $60, August 2005	2,600
30	F5 Networks, Inc., $50, October 2005	4,050
64	Frontier Oil Corp., $30, October 2005	17,600
20	Frontier Oil Corp., $27.50, October 2005	7,600
45	Gen-Probe, Inc., $45, November 2005	16,650
90	Imclone Systems, Inc., $35, August 2005	11,700
20	Imclone Systems, Inc., $35, November 2005	8,800
40	Infosys Technologies Ltd. ADR, $75, October 2005	12,800
40	Intuit, Inc., $45, October 2005	17,200
96	JetBlue Airways Corp., $22.50, September 2005	6,240
100	Juniper Networks, Inc., $25, August 2005	3,500
50	Juniper Networks, Inc., $25, October 2005	5,750
40	LCA Vision, Inc., $45, September 2005	14,400
30	LCA Vision, Inc., $50, September 2005	5,400
20	Lennar Corp. Cl. A, $70, November 2005	7,200
81	Martha Stewart Living Omnimedia, Inc. Cl. A, $25, September 2005	20,655
35	Massey Energy Co., $40, October 2005	18,200
35	Mentor Corp., $45, October 2005	22,050
61	New Century Financial Corp., $55, September 2005	9,150
40	Newmont Mining Corp., $37.50, September 2005	6,200
35	Nucor Corp., $50, October 2005	25,550
90	OSI Pharmaceuticals, Inc., $45, October 2005	19,350
30	Overstock.com, Inc., $40, September 2005	14,700
40	Panera Bread Co. Cl. A, $60, August 2005	5,000
63	Penn National Gaming, Inc., $35, October 2005	19,530
37	Petroleo Brasileiro SA ADR, $55, October 2005	7,400
Equipointe Growth and Income Fund
Schedule of Call Options Written (Continued)
July 31, 2005
(Unaudited)

Number of
Contracts		Value

30	Phelps Dodge Corp., $100, October 2005	$ 32,400
50	Priceline.com, Inc., $25, October 2005	8,500
46	Qlogic Corp., $32.50, October 2005	6,900
30	Research In Motion Ltd., $70, September 2005	14,700
20	Research In Motion Ltd., $80, September 2005	2,600
74	Sepracor, Inc., $60, October 2005	10,730
59	Sepracor, Inc., $65, September 2005	1,770
20	Starbucks Corp., $55, October 2005	3,000
20	Station Casinos, Inc., $75, October 2005	6,000
50	Steel Dynamics, Inc., $30, November 2005	22,000
45	Trimble Navigation Ltd., $40, August 2005	4,050
30	UnitedHealth Group, Inc., $52.50, September 2005	5,250
60	USG Corp., $45, August 2005	27,000
15	Valero Energy Corp., $80, September 2005	9,000
32	Walter Industries, Inc., $45, September 2005	7,840
40	Wynn Resorts Ltd., $60, September 2005	7,000
80	Xilinx, Inc., $27.50, September 2005	13,200
	TOTAL CALL OPTIONS WRITTEN
	(Premiums received $773,187)	$ 707,665

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equipointe Funds

By (Signature and Title)

       /s/ Mark A. Seleznov

       Mark A. Seleznov, President

Date  9/9/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/ Mark A. Seleznov

        Mark A. Seleznov, President

Date      9/9/05

By (Signature and Title)

        /s/ Alex B. Seleznov

       Alex B. Seleznov, Treasurer

Date    9/12/05